PENSION PLAN - Narrative (Details) - CAD ($)			12 Months Ended
	Jan. 01, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Disclosure of net defined benefit liability (asset) [line items]
Post-employment benefit expense, defined contribution plans			$ 11,000,000	$ 12,000,000
Number of best years of earnings (years)			3 years
Number of years of service (years)			10 years
Decrease in defined benefit plan related to present value of refunds or reductions in future contributions			$ 0	0
Estimated discount rate (percent)			3.20%
Increase (decrease) of estimated discount rate (percent)			0.0100
Effect of one percentage point increase on defined benefit obligation			$ (37,000,000)
Effect of one percentage point decrease on defined benefit obligation			46,000,000
Expected future contributions to plan in 2022			22,000,000
Registered Plans
Disclosure of net defined benefit liability (asset) [line items]
Pension plan expense			30,000,000	20,000,000
Plan assets | Registered Plans
Disclosure of net defined benefit liability (asset) [line items]
Contributions paid into the plan			$ (23,000,000)	(23,000,000)
Minimum
Disclosure of net defined benefit liability (asset) [line items]
Employer contributions percent			5.00%
Maximum
Disclosure of net defined benefit liability (asset) [line items]
Employer contributions percent			10.00%
Employee's age plus years of service		40 years	50 years
Maximum | Update to Pension Plan
Disclosure of net defined benefit liability (asset) [line items]
Employee's age plus years of service	50 years
Maximum | Supplemental Plan
Disclosure of net defined benefit liability (asset) [line items]
Pension plan expense			$ 2,000,000	$ 2,000,000